Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events	24. Subsequent Events On March 24, 2017, the Company renegotiated its €10,000 senior revolving financing facility. See note 15(b) to these financial statements for details.